UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-08415

EVERGREEN FIXED INCOME TRUST
________________________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116-5034
________________________________________________________________________
(Address of principal executive offices)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
________________________________________________________________________
(Name and address of agent for service)
Registrant's telephone number, including area code:    (617) 210-3200

Dates of fiscal year ends:  4/30

Date of reporting period:  7/1/2009 - 6/30/2010

ITEM 1. PROXY VOTING RECORD

The following are series of Evergreen Fixed Income Trust (the "Registrant"):

Evergreen Intermediate and Long Term Bond Funds (FYE 4/30)
	Evergreen Core Plus Bond Fund
	Evergreen Diversified Income Builder Fund
	Evergreen High Income Fund
	Evergreen U.S. Government Fund



None of the following series of the Registrant held securities during the reporting period, as noted above, in which there was a securityholder vote, and accordingly, they have no proxy votes to report.

	Evergreen Core Plus Bond Fund
	Evergreen Diversified Income Builder Fund

The following is the proxy voting record for each series of the Registrant that has a proxy voting record during the reporting period:


  ************************ FORM N-Px REPORT ************************

ICA File Number: 811-08415
Reporting Period: 07/01/2009 - 06/30/2010
Evergreen Fixed Income Trust









======================== Evergreen Core Plus Bond Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================== Evergreen Diversified Income Builder Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========================== Evergreen High Income Fund ==========================


DREYFUS HIGH YIELD STRATEGIES FUND

Ticker:       DHF            Security ID:  26200S101
Meeting Date: AUG 6, 2009    Meeting Type: Annual
Record Date:  JUN 2, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee Stephen J. Lockwood       For       For          Management
1.2   Elect Trustee Benaree Pratt Wiley       For       For          Management


--------------------------------------------------------------------------------

DUPONT FABROS TECHNOLOGY, INC.

Ticker:       DFT            Security ID:  26613Q106
Meeting Date: MAY 19, 2010   Meeting Type: Annual
Record Date:  MAR 26, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mark Amin                For       For          Management
1.2   Elect Director Michael A. Coke          For       For          Management
1.3   Elect Director Lammot J. du Pont        For       For          Management
1.4   Elect Director Thomas D. Eckert         For       For          Management
1.5   Elect Director Hossein Fateh            For       For          Management
1.6   Elect Director Frederic V. Malek        For       For          Management
1.7   Elect Director John H. Toole            For       For          Management
2     Ratify Auditors                         For       For          Management


--------------------------------------------------------------------------------

EATON VANCE LIMITED DURATION INCOME FUND

Ticker:       EVV            Security ID:  27828H105
Meeting Date: FEB 26, 2010   Meeting Type: Annual
Record Date:  DEC 11, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Allen R. Freedman        For       For          Management
1.2   Elect Director Lynn A. Stout            For       For          Management


--------------------------------------------------------------------------------

EVERGREEN FUNDS

Ticker:                      Security ID:  300250602
Meeting Date: JUN 21, 2010   Meeting Type: Special
Record Date:  MAR 10, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       Did Not Vote Management


--------------------------------------------------------------------------------

LMP CORPORATE LOAN FUND INC.

Ticker:       TLI            Security ID:  50208B100
Meeting Date: JAN 26, 2010   Meeting Type: Annual
Record Date:  DEC 4, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee Carol L. Colman           For       For          Management
1.2   Elect Trustee R. Jay Gerken             For       For          Management


--------------------------------------------------------------------------------

NEW AMERICA HIGH INCOME FUND, INC., THE

Ticker:       HYB            Security ID:  641876800
Meeting Date: APR 22, 2010   Meeting Type: Annual
Record Date:  FEB 10, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert F. Birch          For       For          Management
1.2   Elect Director Ernest E. Monrad         For       For          Management
1.3   Elect Director Marguerite Piret         For       For          Management


--------------------------------------------------------------------------------

NUVEEN FLOATING RATE INCOME FUND

Ticker:       JFR            Security ID:  67072T108
Meeting Date: NOV 30, 2009   Meeting Type: Annual
Record Date:  OCT 2, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert P. Bremner        For       For          Management
1.2   Elect Director Jack B. Evans            For       For          Management
1.3   Elect Director William J. Schneider     For       For          Management
1.4   Elect Director William C. Hunter        For       For          Management




======================== Evergreen US. Government Fund =========================


EVERGREEN FUNDS

Ticker:                      Security ID:  30023R647
Meeting Date: JUN 21, 2010   Meeting Type: Special
Record Date:  MAR 10, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management

========== END NPX REPORT




                                   SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                EVERGREEN FIXED INCOME TRUST
                                By:   /s/ W. Douglas Munn
                                   ---------------------------------------
                                    W. Douglas Munn
                                    President
	            		    (Chief Executive Officer)

Date:  August 23, 2010
     --------------------------